                            OppenheimerFunds, Inc.
                          Two World Financial Center
                             225 Liberty Street
                           New York, New York 10281

August 30, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Registration Statement on Form N-14 for Oppenheimer Capital
                  Appreciation Fund; Proxy Materials for Oppenheimer Growth Fund
                  File No. 333-144755

To the Securities and Exchange Commission:

     Enclosed for filing with the  Securities  and Exchange  Commission  ("SEC")
under the Securities Act of 1933, as amended (the "1933 Act"), is  Pre-effective
Amendment No. 4 to the  Registration  Statement on Form N-14 (the  "Registration
Statement")  of  Oppenheimer  Capital   Appreciation  Fund.  This  Pre-Effective
Amendment  is being filed to (i) revise the pro forma  financial  statements  in
Part B of the Registration  Statement,  and (ii) include updated consents of the funds' Independent Registered Public Accounting Firm.

     The undersigned  hereby  acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority,  declare the filing effective, it does not  foreclose  the  Commission  from taking any action with respect to the filing;  (ii) the action of the  Commission  or the staff,  acting  pursuant  to delegated  authority,  in declaring the filing  effective,  does not relieve the
Registrant  from its full  responsibility  for the  adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any  proceeding  initiated by the  Commission or any person under the federal securities laws of the United States.

     The Staff is requested to address any comments or questions you may have on this filing to:

                           Amee Kantesaria
                           Assistant Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street New York, NY  10281
                           212.323.5217
                           akantesaria@oppenheimerfunds.com

     Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
-------------------
Amee Kantesaria
Assistant Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

cc:  Mr. Vincent Di Stefano, Securities and Exchange Commission